Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2010-4

Class A-1 .32522 % Asset Backed Notes

Class A-2 .96 % Asset Backed Notes

Class A-3 1.27 % Asset Backed Notes

Class B 1.99 % Asset Backed Notes

Class C 2.76 % Asset Backed Notes

Class D 4.20 % Asset Backed Notes

Class E 6.40 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2010-4, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Backup Servicer and Trust Collateral Agent, dated as of November 2, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	02/01/2013
Monthly Period Ending:	02/28/2013
Prev. Distribution/Close Date:	02/08/2013
Distribution Date:	03/08/2013
Days of Interest for Period:	28
Days in Collection Period:	28
Months Seasoned:	28

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	56,475	11/03/2010	11/18/2010	$742,708,123
Total	56,475			$742,708,123

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$272,818,788

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	8,499,126

	{3}	Collections on Receivables paid off during period	{3}	4,192,820

	{4}	Receivables becoming Liquidated Receivables during period	{4}	1,872,347

	{5}	Receivables becoming Purchased Receivables during period	{5}	217

	{6}	Other Receivables adjustments	{6}	0

	{7}	Less amounts allocable to Interest	{7}	(3,127,657)

	{8}	Total Monthly Principal Amounts		{8}	11,436,853

{9}	End of period Aggregate Principal Balance			{9}	$261,381,935

{10}	Pool Factor			{10}	35.1930896%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:			Class A-1	Class A-2	Class A-3	Class B
	{11}	Original Note Balance	{11}	$182,800,000	$223,000,000	$90,327,000	$53,846,000

	{12}	Beginning of period Note Balance	{12}	$0	$0	$43,559,179	$53,846,000

	{13}	Noteholders’ Principal Distributable Amount	{13}	0	0	9,749,917	0
	{14}	Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0
	{15}	Aggregate Principal Parity Amount	{15}	0	0	0	0
	{16}	Matured Principal Shortfall	{16}

	{17}	End of period Note Balance	{17}	$0	$0	$33,809,262	$53,846,000

	{18}	Note Pool Factors	{18}	0.0000000%	0.0000000%	37.4298515%	100.0000000%

				Class C	Class D	Class E	TOTAL
				$66,843,000	$65,730,000	$17,454,000	$700,000,000

	{19}	Beginning of period Note Balance	{19}	$66,843,000	$65,730,000	$17,454,000	$247,432,179

	{20}	Noteholders’ Principal Distributable Amount	{20}	0	0	0	9,749,917
	{21}	Noteholders’ Accelerated Principal Amount	{21}	0	0	0	0
	{22}	Aggregate Principal Parity Amount	{22}	0	0	0	0
	{23}	Matured Principal Shortfall	{23}				0

	{24}	End of period Note Balance	{24}	$66,843,000	$65,730,000	$17,454,000	$237,682,262

	{25}	Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%	33.9546089%

III.	CALCULATION OF STEP-DOWN AMOUNT:
{26}	Ending Pool Balance	{26}		$261,381,935

{27}	14.75% of Ending Aggregate Principal Balance	{27}	38,553,835

{28}	Less Specified Reserve Balance	{28}	(14,854,162)

{29}	Sum of {27} and {28}	{29}	23,699,673

{30}	Required Pro Forma Note Balance {26}—{29}	{30}		237,682,262

{31}	Beginning Note Balance	{31}	247,432,179

{32}	Total Monthly Principal Amount	{32}	(11,436,853)

{33}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}		235,995,326

{34}	Excess of Required Pro-forma over Pro-forma Balance	{34}		1,686,936

{35}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($3,713,541)	{35}		1,686,936

{36}	Step-Down Amount Lesser of {34} or {35}	{36}			$1,686,936

IV.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37}	Total Monthly Principal Amounts		{37}	$11,436,853

{38}	Step-down Amount		{38}	(1,686,936)

{39}	Principal Distributable Amount		{39}		$9,749,917

V.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A—1	$0	0	0.32522%	28	Actual days/360	$0
{41}	Class A—2	$0	0	0.96000%	30	30/360	0
{42}	Class A—3	$43,559,179	0	1.27000%	30	30/360	46,100
{43}	Class B	$53,846,000	0	1.9900%	30	30/360	89,295
{44}	Class C	$66,843,000	0	2.7600%	30	30/360	153,739
{45}	Class D	$65,730,000	0	4.2000%	30	30/360	230,055
{46}	Class E	$17,454,000	0	6.4000%	30	30/360	93,088

VI.	RECONCILIATION OF COLLECTION ACCOUNT:
	Available Funds:
	{47}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	$12,625,141

	{48}	Liquidation Proceeds collected during period	{48}	1,052,660

	{49}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{49}	217

	{50}	Investment Earnings—Collection Account	{50}	826

	{51}	Investment Earnings—Transfer From Reserve Account	{51}	1,400

	{52}	Collection of Supplemental Servicing—Extension Fees	{52}	66,805

	{53}	Collection of Supplemental Servicing—Repo and Recovery Fees Advanced	{53}	67,330

	{54}	Collection of Supplemental Servicing—Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{54}	106,800

	{55}	Total Available Funds	{55}		13,921,179

	Distributions:
	{56}	Base Servicing Fee	{56}	511,535

	{57}	Repo and Recovery Fees—reimbursed to Servicer	{57}	67,330

	{58}	Bank Service Charges—reimbursed to Servicer	{58}	1,487

	{59}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance—to Servicer	{59}	106,800

	{60}	Agent fees	{60}	833

	{61}	Backup Servicing Fees	{61}	3,979

	{62}	Owner Trustee Fee	{62}	333

	{63}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0

	{64}	Class A-2 Noteholders’ Interest Distributable Amount pari passu	{64}	0

	{65}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{65}	46,100

	{66}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{66}	0

	{67}	Class B Noteholders’ Interest Distributable Amount	{67}	89,295

	{68}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{68}	0

	{69}	Class C Noteholders’ Interest Distributable Amount	{69}	153,739

	{70}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0

	{71}	Class D Noteholders’ Interest Distributable Amount	{71}	230,055

	{72}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0

	{73}	Class E Noteholders’ Interest Distributable Amount	{73}	93,088

	{74}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	0

	{75}	Noteholders’ Principal Distributable Amount	{75}	9,749,917

	{76}	To the Reserve Account, the Reserve Account Deposit	{76}	0

	{77}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{77}	0

	{78}	Addn’l fees (Indenture/Owner Trustee(s), Trust Collateral Agent, Backup Servicer, Lockbox Bank & Processor)	{78}	0

	{79}	To the Certificateholders, the aggregate amount remaining	{79}	2,866,688

	{80}	Total Distributions	{80}		$13,921,179

VII.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X)—(Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{81}	Class A	$43,559,179	$261,381,935	$0	$13,182,782	$0
{82}	Class B	97,405,179	261,381,935	0	13,093,487	0
{83}	Class C	164,248,179	261,381,935	0	12,939,748	0
{84}	Class D	229,978,179	261,381,935	0	12,709,693	0
{85}	Class E	247,432,179	261,381,935	0	12,616,605	0
{86}	Total

VIII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{87}	Excess Available Funds			{87}	$2,866,688

{88}	Pro-Forma Note Balance (Calculated after Step-Down)			{88}	237,682,262

{89}	Required Pro Forma Note Balance			{89}	237,682,262

{90}	Excess of Pro-Forma Balance over Required Pro-Forma Balance			{90}	0

{91}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance			{91}		$0

IX.	RECONCILIATION OF RESERVE ACCOUNT:					Initial
{92}	Specified Reserve Balance					$14,854,162
{93}	Beginning of period Reserve Account balance			{93}		$14,854,162

{94}	The Reserve Account Deposit, from Collection Account			{94}	0

{95}	Investment Earnings			{95}	1,400

{96}	Investment Earnings—transferred to Collection Account Available Funds			{96}	(1,400)

{97}	Reserve Account Withdrawal Amount			{97}	0

{98}	End of period Reserve Account balance			{98}		$14,854,162

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{99}	Aggregate Principal Balance			{99}	$261,381,935

{100}	End of Period Note Balance			{100}	237,682,262

{101}	Overcollateralization			{101}	23,699,673

{102}	Overcollateralization %			{102}		9.07%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:
					Cumulative	Monthly
{103}	Original Number of Receivables			{103}	56,475
{104}	Beginning of period number of Receivables			{104}	0	19,673
{105}	Number of Receivables becoming Liquidated Receivables during period			{105}	6,151	124
{106}	Number of Receivables becoming Purchased Receivables during period			{106}	3	1
{107}	Number of Receivables paid off during period			{107}	31,119	346
{108}	End of period number of Receivables			{108}	19,202	19,202

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):
				Original	Prev. Month	Current
{109}	Weighted Average APR of the Receivables		{109}	15.70%	15.70%	15.70%
{110}	Weighted Average Remaining Term of the Receivables		{110}	59.00	42.03	41.19
{111}	Weighted Average Original Term of Receivables		{111}	69.00	69.00	69.00
{112}	Average Receivable Balance		{112}	$13,151	$13,868	$13,612
{113}	Net Losses in Period		{113}	$0	$1,064,810	$819,687
{114}	Aggregate Realized Losses		{114}	$0	$28,062,593	$28,882,280
{115}	Aggregate Realized Loss Percentage		{115}		3.778%	3.888%
{116}	ABS Prepay Speed		{116}		1.2817	1.2823

XIII.	DELINQUENCY:

Receivables with Scheduled Payment delinquent				Units	Dollars	Percentage
	{117}	31-60 days	{117}	1,008	$15,288,629	5.60%
	{118}	61-90 days	{118}	142	2,038,366	0.75%
	{119}	over 90 days	{119}	65	931,918	0.34%
	{120}	Total	{120}	1,215	$18,258,913	6.69%

XIV.	EXTENSIONS

	{121}	Principal Balance of Receivables extended during current period		{121}	$7,264,307

	{122}	Beginning of Period Aggregate Principal Balance		{122}	272,818,788

	{123}	Extension Rate {121} divided by {122}		{123}		2.66%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Accounting and Reporting
Date:	March 1, 2013

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